NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

2.	The third through sixth sentences of the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentences:

The fund invests at least 40% of its net assets in non-U.S. securities. The fund may invest up to 50% of its net assets in securities of emerging markets issuers. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 4, 2012
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001041673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 4, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2012
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Supplement [Text Block]	nit_SupplementTextBlock

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

2.	The third through sixth sentences of the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentences:

The fund invests at least 40% of its net assets in non-U.S. securities. The fund may invest up to 50% of its net assets in securities of emerging markets issuers. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada.

Nuveen Tradewinds Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit_SupplementTextBlock

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

2.	The third through sixth sentences of the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentences:

The fund invests at least 40% of its net assets in non-U.S. securities. The fund may invest up to 50% of its net assets in securities of emerging markets issuers. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada.

Nuveen Tradewinds Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit_SupplementTextBlock

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

2.	The third through sixth sentences of the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentences:

The fund invests at least 40% of its net assets in non-U.S. securities. The fund may invest up to 50% of its net assets in securities of emerging markets issuers. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada.